Related Party Transactions (FY)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
3. Related Party Transactions

On September 17, 2007, Hoactzin Partners, L.P. (“Hoactzin”) subscribed to a drilling program offered by the Company consisting of wells to be drilled on the Company’s Kansas Properties (the “Program”).  Peter E. Salas, the Chairman of the Board of Directors of the Company, is the controlling person of Hoactzin and of Dolphin Offshore Partners, L.P., the Company’s largest shareholder.  Hoactzin was also conveyed a net profits interest in the MMC facility at the Carter Valley municipal solid waste landfill owned and operated by Republic Services, Inc. in Church Hill, Tennessee where the Company installed a propriety combination of advanced gas treatment technology to extract the methane component of the purchased gas stream (the “Methane Project”).  The net profits interest owned by Hoactzin during 2017 was 7.5% of the net profits as defined by agreement and took into account specific costs and expenses as well as gross gas revenues for the project.  As a result of the startup costs, monthly operating expenses, and gas production levels experienced, no net profits as defined were realized during the period from the project startup in April, 2009 through January 26, 2018, the date the Company sold the Methane Project to a third party, for payment to Hoactzin under the net profits interest.  In addition, during Company during the 4th quarter of 2018, the Company acquired all of Hoactzin’s working interest in the drilling program wells for $134,690.

On December 18, 2007, the Company entered into a Management Agreement with Hoactzin to manage on behalf of Hoactzin all of its working interest in certain oil and gas properties owned by Hoactzin and located in the onshore Texas Gulf Coast, and offshore Texas and offshore Louisiana. As part of the consideration for the Company’s agreement to enter into the Management Agreement, Hoactzin granted to the Company an option to participate in up to a 15% working interest on a dollar for dollar cost basis in any new drilling or workover activities undertaken on Hoactzin’s managed properties during the term of the Management Agreement.  The Management Agreement expired on December 18, 2012.

The Company entered into a transition agreement with Hoactzin whereby the Company no longer performs operations, but administratively assists Hoactzin in becoming operator of record of these wells and transferring all bonds from the Company to Hoactzin.  This assistance is primarily related to signing the necessary documents to effectuate this transition.  Hoactzin and its controlling member are indemnifying the Company for any costs or liabilities incurred by the Company resulting from such assistance, or the fact that the Company is the operator of record on certain of these wells.  As of the date of this proxy statement/prospectus, the Company continues to administratively assist Hoactzin with this transition process.

As operator during the term of the Management Agreement that expired in 2012, the Company routinely contracted in its name for goods and services with vendors in connection with its operation of the Hoactzin properties.  In practice, Hoactzin directly paid these invoices for goods and services that were contracted in the Company’s name.  As a result of the operations performed by Hoactzin in late 2009 and 2010, Hoactzin had significant past due balances to several vendors, a portion of which were included on the Company’s balance sheet.  Payables related to these past due and ongoing operations remained outstanding at December 31, 2017 in the amount of $159,000.  The Company had recorded the Hoactzin-related payables and the corresponding receivable from Hoactzin as of December 31, 2017 in its Consolidated Balance Sheets under “Accounts payable – other” and “Accounts receivable – related party”.  However, Hoactzin had not made payments to reduce the $159,000 of past due balances from 2009 and 2010 since the second quarter of 2012.  Based on these circumstances, the Company had elected to establish an allowance in the amount of $159,000 for the balances outstanding at December 31, 2017.  This allowance was recorded in the Company’s Consolidated Balance Sheets under “Accounts receivable – related party”.  At year-end 2018, the Company had determined that the outstanding balances under these vendor contracts for services or materials provided in 2009 and 2010 were not recoverable against the Company by operation of applicable statutes of limitation or prescription, and consequently, the associated accounts payable and accounts receivable amounts had been removed from the Company’s balance sheet at December 31, 2018.  This removal resulted in the Company recording other income in 2018 in the amount of $159,000.